Staff costs	12 Months Ended
Dec. 31, 2021
Staff Costs
Staff costs

6	Staff costs

Staff costs (including Directors), for continuing and discontinued operations, comprise:

	2021 £’000		2020 £’000		2019 £’000
Wages and salaries		1,354		2,727		2,762
Defined contribution pension cost (note 25)		71		75		90
Social security contributions and similar taxes		152		397		565
Share-based payment charge/(credit)		89		(404)		(34)
	1,666		2,795		3,383
Continuing operations		1,666		2,795		3,383
Discontinued operations		–		–		–
	1,666		2,795		3,383

Employee numbers

The average number of staff employed by the Group during the financial year, for continuing and discontinued operations, amounted to:

	2021	2020	2019
Research and development	15	31	52
General and administration	5	9	13
	20	40	65

Key management personnel compensation

	2021 £’000	2020 £’000	2019 £’000
Short term employee benefits	658	472	812
Wages and salaries	–	–	656
Payments made to third parties	–	–	82
Social security contributions and similar taxes	–	–	72
Benefits in kind	–	–	2
Post-employment benefits	27	24	42
Defined contribution pension cost	–	–	42
Termination benefits	–	30	–
Share-based payment	61	(472)	(58)
	746	54	796

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company, Chief Executive Officer and the Chief Scientific Officer .

None of the Directors have exercised share options during the year (2020: nil, 2019: nil).

During the year 1 Directors (2020:2; 2019: 3) participated in a defined contribution pension scheme.